Disclosure of Registrants Action to Recover Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Disclosure of Registrants Action to Recover Erroneously Awarded Compensation
Description of corporate governance practices

While preparing the financial statements for the year ended June 30, 2025, the Company’s management identified an error in the computation of the inflation adjustment of the share premium arising from the exercise of warrants during the fiscal years ended June 30, 2024, 2023, and 2022.

This error resulted in a duplication of the recognition of the inflation adjustment of the share premium related to the exercise of warrants, which led to an incorrect inflation adjustment loss reported in the income statement for those years. This error also impacted other items such as management fees, which should have resulted in a higher income tax carryforward. These differences had no effect on income tax, as tax loss carryforwards had been previously provisioned.

As a result of the foregoing, the Company was required to prepare an accounting restatement for the fiscal years ended June 30, 2024, 2023, and 2022, correcting the identified error in accordance with IAS 8. For more information see Note 1 to our Audited Consolidated Financial Statements.

Since the accounting restatement would have resulted in a higher result than was originally reported for the fiscal years affected, no action to recover erroneously awarded compensation is required pursuant to our incentive compensation clawback policy.